Morgan Stanley All Star Growth Fund
LETTER TO THE SHAREHOLDERS o JANUARY 31, 2003

Dear Shareholder:

During the six-month period ended January 31, 2003, concern about the economy and corporate profits as well as the potential for U.S. military action in Iraq, helped depress U.S. equity markets. Stocks rebounded during October and November as investors responded positively to third-quarter earnings announcements, which were generally better than anticipated. In addition, the Federal Reserve cut short-term interest rates by 50 basis points to levels not seen since 1961. The market also seemed to react favorably to mid-term election results, as the Republican Party increased its majority in the House and gained control of the Senate.

The market tide turned again in December and January, amid escalating geopolitical uncertainty with respect to Iraq and North Korea, and renewed concerns about the strength of the economic recovery. The psychology of the consumer also was an issue as unemployment levels hit an eight-year high of six percent and energy prices rose sharply. Overall, quarterly earnings were better than expected, but forward guidance was not as robust as many had hoped for, leaving investors with an uncertain outlook.

Performance and Portfolio Strategy

For the six-month period ended January 31, 2003, Morgan Stanley All Star Growth Fund's Class A, B, C and D shares returned -7.95 percent, -8.21 percent, -8.21 percent and -7.92 percent, respectively. For the same period, for the Standard & Poor's 500 Stock Index (S&P 500) returned -5.26 percent.* The performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

The Fund utilizes a multi-manager investment approach whereby separate portions of the Fund's assets are managed according to four different investment strategies, each based on the distinct investment style of the particular manager. The four investment strategies include 1.) the Mid-Cap Strategy, 2.) the Selected Focus Strategy, 3.) the Aggressive Growth Strategy, and 4.) the Sector Rotation Strategy. During the period under review, the Fund was well diversified among growth companies across the capitalization spectrum.

The Fund's underperformance relative to its benchmark was primarily attributable to its exposure in sectors such as information technology, financials and health care. In addition, the Fund's underweighting in telecommunication services also hindered performance, as that was the top-performing sector during the reporting period. Within technology, semiconductor and communications equipment holdings also

--------------
* The Standard & Poor's 500 Index (S&P 500(R) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley All Star Growth Fund
LETTER TO THE SHAREHOLDERS o JANUARY 31, 2003 continued

weakened performance. An underweighted position in financial stocks also hampered performance within that sector. Health-care performance was negatively affected by the Fund's biotechnology holdings and, to a lesser extent, a few hospital services companies.

Positives for the Fund were found within telecommunication services, materials and energy. In addition, being underweighted in sectors such as industrials, consumer staples and utilities proved beneficial, as these were the three worst performing sectors during the reporting period. Finally, the Fund's diversification among growth companies was a positive factor, as small- and mid-cap growth companies generally fared better than their large-cap growth counterparts. At the end of the reporting period, the Fund was overweighted in information technology, consumer discretionary, and health care and underweighted in financials, consumer staples and industrials.

Looking Ahead

Conditions appear to be stabilizing, and we see positive signals in areas such as media and industrials. Positive readings from the Chicago PMI and Institute for Supply Management as well as favorable consumer spending trends in December also indicate that the basis for a bottom is being formed. Corporate capital expenditure, which typically is prompted by earnings and profit improvement, is key to keeping the recovery in motion. We are concerned about the deleterious effect that the likelihood of war is having, as well as rising oil prices. Both are drags on the economy and the market. The portfolio managers continue to adhere to their respective investment disciplines.

We appreciate your ongoing support of Morgan Stanley All Star Growth Fund and look forward to continuing to serve your investment needs.


Very truly yours,



/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin

Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO

Morgan Stanley All Star Growth Fund
FUND PERFORMANCE o JANUARY 31, 2003

          AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED JANUARY 31, 2003
--------------------------------------------------------------------------------

                     Class A Shares*
----------------------------------------------------------
1 Year                        (28.44)%(1)    (32.20)%(2)
Since Inception (2/26/01)     (26.25)%(1)    (28.29)%(2)

                     Class B Shares**
----------------------------------------------------------
1 Year                        (29.02)%(1)    (32.56)%(2)
Since Inception (2/26/01)     (26.81)%(1)    (28.34)%(2)

                     Class C Shares+
----------------------------------------------------------
1 Year                        (29.02)%(1)    (29.73)%(2)
Since Inception (2/26/01)     (26.81)%(1)    (26.81)%(2)

                     Class D Shares++
----------------------------------------------------------
1 Year                         (28.37)%(1)
Since Inception (2/26/01)      (26.12)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++   Class D has no sales charge.

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2003 (UNAUDITED)

      NUMBER OF
       SHARES                                                    VALUE
--------------------                                         ------------
                       Common Stocks (95.3%)
                       Advertising/Marketing
                       Services (0.1%)
        6,500          Lamar Advertising Co.* ............   $    226,070
                                                             ------------
                       Aerospace & Defense (1.3%)
        5,050          Alliant Techsystems Inc.* .........        274,518
        7,000          L-3 Communications Holdings,
                       Inc.* .............................        313,390
       28,200          Lockheed Martin Corp. .............      1,439,610
        5,000          Northrop Grumman Corp. ............        457,050
                                                             ------------
                                                                2,484,568
                                                             ------------
                       Air Freight/Couriers (0.7%)
       10,450          C.H. Robinson Worldwide, Inc..             292,809
       15,450          Expeditors International of
                       Washington, Inc. ..................        476,014
        4,100          FedEx Corp. .......................        215,660
        5,300          United Parcel Service, Inc.
                       (Class B) .........................        319,749
                                                             ------------
                                                                1,304,232
                                                             ------------
                       Apparel/Footwear (0.6%)
        4,550          Cintas Corp. ......................        187,915
       22,100          Coach, Inc.* ......................        706,095
       10,500          Reebok International Ltd.* ........        317,520
                                                             ------------
                                                                1,211,530
                                                             ------------
                       Apparel/Footwear Retail (2.0%)
       28,275          Abercrombie & Fitch Co.
                       (Class A)* ........................        787,176
       44,300          Chico's FAS, Inc.* ................        806,703
       27,800          Gap, Inc. (The) ...................        406,714
       16,500          Hot Topic, Inc.* ..................        391,050
       10,800          Pacific Sunwear of California,
                       Inc.* .............................        196,560
       19,225          Ross Stores, Inc. .................        749,967
       16,100          TJX Companies, Inc. (The) .........        295,596
                                                             ------------
                                                                3,633,766
                                                             ------------
                       Auto Parts: O.E.M. (0.2%)
        3,900          Eaton Corp. .......................        277,212
        3,200          Lear Corp.* .......................        128,960
                                                             ------------
                                                                  406,172
                                                             ------------


      NUMBER OF
       SHARES                                                    VALUE
--------------------                                         ------------
                       Beverages: Alcoholic (0.4%)
       16,635          Anheuser-Busch Companies,
                       Inc. ..............................   $    789,663
                                                             ------------
                       Beverages: Non-Alcoholic (0.7%)
       20,000          Coca-Cola Co. (The) ...............        809,200
       22,400          Coca-Cola Enterprises Inc. ........        493,472
                                                             ------------
                                                                1,302,672
                                                             ------------
                       Biotechnology (5.2%)
        4,425          Affymetrix, Inc.* .................        120,094
       54,020          Amgen Inc.* .......................      2,752,859
       19,650          Amylin Pharmaceuticals,
                       Inc.* .............................        336,801
        8,425          Biogen, Inc.* .....................        322,256
       14,600          Celgene Corp.* ....................        326,894
        9,200          Cephalon, Inc.* ...................        428,076
       10,000          Charles River Laboratories
                       International, Inc.* ..............        297,800
       21,100          Genzyme Corp. (General
                       Division)* ........................        682,796
       34,525          Gilead Sciences, Inc.* ............      1,204,922
        7,100          ICOS Corp.* .......................        174,305
       12,300          IDEC Pharmaceuticals Corp.*........        394,707
       23,350          MedImmune, Inc.* ..................        695,596
       14,100          Neurocrine Biosciences, Inc.*......        611,517
       25,325          NPS Pharmaceuticals, Inc.* ........        564,241
       13,550          Scios, Inc.* ......................        444,440
       13,425          Trimeris, Inc.* ...................        567,475
                                                             ------------
                                                                9,924,779
                                                             ------------
                       Broadcasting (2.7%)
       31,400          Clear Channel
                       Communications, Inc.* .............      1,258,512
        7,300          Entercom Communications
                       Corp.* ............................        356,532
       36,850          Radio One, Inc. (Class D)* ........        563,068
       41,475          Univision Communications,
                       Inc. (Class A)* ...................      1,093,281
       23,600          USA Interactive* ..................        519,436
       34,675          Westwood One, Inc.* ...............      1,293,724
                                                             ------------
                                                                5,084,553
                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2003 (UNAUDITED) continued

      NUMBER OF
       SHARES                                                     VALUE
--------------------                                          ------------
                       Cable/Satellite TV (1.0%)
       17,600          Comcast Corp. (Class A)* ...........   $    468,688
        7,800          Cox Communications, Inc.
                       (Class A)* .........................        225,732
       44,750          EchoStar Communications
                       Corp. (Class A)* ...................      1,161,262
                                                              ------------
                                                                 1,855,682
                                                              ------------
                       Casino/Gaming (0.5%)
       34,350          GTECH Holdings Corp.* ..............        934,320
                                                              ------------
                       Chemicals: Specialty (0.3%)
        5,100          Air Products & Chemicals, Inc.......        211,395
        3,300          Praxair, Inc. ......................        179,982
        4,750          Sigma-Aldrich Corp. ................        213,132
                                                              ------------
                                                                   604,509
                                                              ------------
                       Computer Communications (1.6%)
      135,500          Cisco Systems, Inc.* ...............      1,811,635
       11,575          Emulex Corp.* ......................        242,265
       20,200          Extreme Networks, Inc.* ............         82,618
       34,700          Foundry Networks, Inc.* ............        288,010
       47,825          Juniper Networks, Inc.* ............        419,425
       10,500          NetScreen Technologies, Inc.*.......        206,745
                                                              ------------
                                                                 3,050,698
                                                              ------------
                       Computer Peripherals (0.8%)
       14,075          Lexmark International, Inc. *.......        852,100
       38,450          Network Appliance, Inc.* ...........        415,644
       11,500          Storage Technology Corp.* ..........        254,150
                                                              ------------
                                                                 1,521,894
                                                              ------------
                       Computer Processing
                       Hardware (1.5%)
       68,850          Dell Computer Corp.* ...............      1,642,761
       68,700          Hewlett-Packard Co. ................      1,196,067
                                                              ------------
                                                                 2,838,828
                                                              ------------
                       Containers/Packaging (0.5%)
        7,900          Ball Corp. .........................        414,750
        9,075          Sealed Air Corp.* ..................        342,309
        8,400          Smurfit-Stone Container Corp.*......        118,608
                                                              ------------
                                                                   875,667
                                                              ------------
                       Contract Drilling (0.2%)
        6,800          ENSCO International Inc. ...........        183,192
        5,700          Rowan Companies, Inc.* .............        117,591
                                                              ------------
                                                                   300,783
                                                              ------------


      NUMBER OF
       SHARES                                                     VALUE
--------------------                                          ------------
                       Data Processing Services (1.4%)
       19,375          Affiliated Computer Services,
                       Inc. (Class A)* ....................   $  1,050,512
       10,975          BISYS Group, Inc. (The)* ...........        173,405
       14,800          CheckFree Corp.* ...................        284,604
       13,375          Concord EFS, Inc.* .................        196,077
        2,900          DST Systems, Inc.* .................         95,468
       12,950          First Data Corp. ...................        445,480
       16,350          Global Payments Inc. ...............        466,465
                                                              ------------
                                                                 2,712,011
                                                              ------------
                       Department Stores (0.3%)
       10,500          Kohl's Corp.* ......................        549,885
                                                              ------------
                       Discount Stores (2.4%)
       16,375          Dollar General Corp. ...............        184,382
       28,700          Dollar Tree Stores, Inc.* ..........        630,281
       79,050          Wal-Mart Stores, Inc. ..............      3,778,590
                                                              ------------
                                                                 4,593,253
                                                              ------------
                       Electric Utilities (0.9%)
        7,500          Consolidated Edison, Inc. ..........        299,400
        5,600          Dominion Resources, Inc. ...........        303,464
        8,700          Exelon Corp. .......................        443,091
        2,000          FPL Group, Inc. ....................        116,780
        8,900          PPL Corp. ..........................        311,500
       10,800          Southern Co. (The) .................        304,236
                                                              ------------
                                                                 1,778,471
                                                              ------------
                       Electronic Components (1.0%)
        2,000          Amphenol Corp. (Class A)* ..........         81,500
        5,400          Benchmark Electronics, Inc.*........        175,500
       22,700          Cree, Inc.* ........................        407,692
       17,065          Jabil Circuit, Inc.* ...............        266,385
       18,925          QLogic Corp.* ......................        629,824
       24,400          SanDisk Corp.* .....................        372,149
                                                              ------------
                                                                 1,933,050
                                                              ------------
                       Electronic Distributors (0.1%)
        4,725          CDW Computer Centers, Inc.*.                208,325
                                                              ------------
                       Electronic Equipment/
                       Instruments (0.3%)
        3,000          Canon, Inc. (Japan) ................        104,846
        4,000          Diebold, Inc. ......................        140,040
       13,700          Rockwell Automation Inc. ...........        315,785
                                                              ------------
                                                                   560,671
                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2003 (UNAUDITED) continued

      NUMBER OF
       SHARES                                                   VALUE
--------------------                                        ------------
                       Electronic Production
                       Equipment (0.9%)
       39,800          Applied Materials, Inc.* .........   $    476,406
        3,850          Cymer, Inc.* .....................        119,003
        6,950          KLA-Tencor Corp.* ................        226,848
       29,700          Novellus Systems, Inc.* ..........        874,665
        1,775          Synopsys, Inc.* ..................         68,639
                                                            ------------
                                                               1,765,561
                                                            ------------
                       Electronics/Appliance Stores (0.1%)
       14,200          Hollywood Entertainment Corp.*            189,428
                                                            ------------
                       Electronics/Appliances (0.1%)
        6,300          Eastman Kodak Co. ................        190,890
                                                            ------------
                       Finance/Rental/Leasing (1.7%)
       12,100          Countrywide Financial Corp. ......        667,436
       15,875          Doral Financial Corp. ............        473,869
       26,475          Freddie Mac ......................      1,482,070
        6,275          SLM Corp. ........................        666,593
                                                            ------------
                                                               3,289,968
                                                            ------------
                       Financial Conglomerates (3.0%)
       26,875          American Express Co. .............        954,869
      114,250          Citigroup, Inc. ..................      3,927,915
       30,300          J.P. Morgan Chase & Co. ..........        707,202
        3,800          Prudential Financial, Inc. .......        120,726
                                                            ------------
                                                               5,710,712
                                                            ------------
                       Financial Publishing/Services (0.5%)
        7,400          Dun & Bradstreet Corp.* ..........        261,590
       10,150          Moody's Corp. ....................        425,082
       10,075          SunGard Data Systems Inc.*........        195,858
                                                            ------------
                                                                 882,530
                                                            ------------
                       Food Retail (0.2%)
        8,400          Whole Foods Market, Inc.* ........        426,888
                                                            ------------
                       Food: Major Diversified (1.0%)
        7,000          Kellogg Co. ......................        233,800
       34,400          PepsiCo, Inc. ....................      1,392,512
        3,900          Unilever NV (Netherlands) ........        219,594
                                                            ------------
                                                               1,845,906
                                                            ------------


      NUMBER OF
       SHARES                                                   VALUE
--------------------                                        ------------
                       Food: Meat/Fish/Dairy (0.2%)
        6,100          ConAgra Foods Inc. ...............   $    149,633
        7,800          Dean Foods Co.* ..................        302,796
                                                            ------------
                                                                 452,429
                                                            ------------
                       Food: Specialty/Candy (0.4%)
        8,675          Hershey Foods Corp. ..............        559,537
        6,700          Smucker (J.M.) Co. ...............        268,000
                                                            ------------
                                                                 827,537
                                                            ------------
                       Home Building (0.3%)
        7,500          Hovnanian Enterprises, Inc.*......        218,475
        1,325          NVR, Inc.* .......................        440,562
                                                            ------------
                                                                 659,037
                                                            ------------
                       Home Furnishings (0.4%)
        6,122          Mohawk Industries, Inc.* .........        322,507
       15,225          Newell Rubbermaid, Inc. ..........        424,016
                                                            ------------
                                                                 746,523
                                                            ------------
                       Home Improvement Chains (0.3%)
       19,400          Lowe's Companies, Inc. ...........        663,092
                                                            ------------
                       Hospital/Nursing Management (0.7%)
        9,900          HCA Inc. .........................        423,126
        5,125          Triad Hospitals, Inc.* ...........        142,475
       17,625          Universal Health Services, Inc.
                       (Class B)* .......................        820,972
                                                            ------------
                                                               1,386,573
                                                            ------------
                       Household/Personal Care (1.6%)
        5,800          Avon Products, Inc. ..............        290,000
        7,600          International Flavors &
                       Fragrances, Inc. .................        241,452
       29,450          Procter & Gamble Co. (The) .......      2,520,036
                                                            ------------
                                                               3,051,488
                                                            ------------
                       Industrial Conglomerates (2.7%)
       15,450          3M Co. ...........................      1,924,297
      127,600          General Electric Co. .............      2,952,664
        5,500          Tyco International Ltd.
                       (Bermuda) ........................         88,055
        3,200          United Technologies Corp. ........        203,456
                                                            ------------
                                                               5,168,472
                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2003 (UNAUDITED) continued

      NUMBER OF
       SHARES                                                  VALUE
--------------------                                        ------------
                       Industrial Machinery (0.1%)
        2,400          Illinois Tool Works Inc. .........   $    145,968
        2,700          Parker-Hannifin Corp. ............        108,837
                                                            ------------
                                                                 254,805
                                                            ------------
                       Industrial Specialties (0.5%)
       20,750          Ecolab, Inc. .....................      1,022,975
                                                            ------------
                       Information Technology
                       Services (1.8%)
        7,300          CACI International Inc. (Class A)*        274,334
       24,450          Citrix Systems, Inc.* ............        337,410
        5,300          Cognizant Technology
                       Solutions Corp.* .................        319,537
       25,250          International Business
                       Machines Corp. ...................      1,975,308
        6,150          J.D. Edwards & Co. ...............         77,060
       27,825          PeopleSoft, Inc.* ................        539,527
                                                            ------------
                                                               3,523,176
                                                            ------------
                       Insurance Brokers/Services (0.2%)
        8,209          ChoicePoint Inc.* ................        295,524
                                                            ------------
                       Integrated Oil (1.7%)
       78,650          Exxon Mobil Corp. ................      2,685,898
       12,100          Murphy Oil Corp. .................        510,620
                                                            ------------
                                                               3,196,518
                                                            ------------
                       Internet Retail (0.5%)
       40,400          Amazon.com, Inc.* ................        882,740
                                                            ------------
                       Internet Software/Services (1.4%)
       83,050          BEA Systems, Inc.* ...............        951,753
       13,250          Business Objects S.A. (ADR)
                       (France)* ........................        212,663
        3,800          Internet Security Systems,
                       Inc.* ............................         49,362
       22,575          Siebel Systems, Inc.* ............        188,727
       69,600          Yahoo! Inc.* .....................      1,266,720
                                                            ------------
                                                               2,669,225
                                                            ------------
                       Investment Banks/Brokers (0.8%)
        5,700          Bear Stearns Companies, Inc.
                       (The) ............................        353,685
        7,000          Goldman Sachs Group, Inc.
                       (The) ............................        476,700

      NUMBER OF
       SHARES                                                  VALUE
--------------------                                        ------------
       12,200          Lehman Brothers Holdings,
                       Inc. .............................   $    665,266
                                                            ------------
                                                               1,495,651
                                                            ------------
                       Investment Managers (0.2%)
        8,075          Affiliated Managers Group,
                       Inc.* ............................        375,003
                                                            ------------
                       Major Banks (1.2%)
       18,100          Bank of America Corp. ............      1,267,905
        4,900          FleetBoston Financial Corp. ......        127,939
       11,100          Wachovia Corp. ...................        399,267
       12,300          Wells Fargo & Co. ................        582,651
                                                            ------------
                                                               2,377,762
                                                            ------------
                       Major Telecommunications (0.8%)
        6,675          France Telecom S.A. (France)......        172,471
       21,700          SBC Communications, Inc. .........        530,348
       20,300          Verizon Communications Inc........        777,084
                                                            ------------
                                                               1,479,903
                                                            ------------
                       Managed Health Care (2.6%)
        7,200          Anthem, Inc.* ....................        446,976
       40,550          Caremark Rx, Inc.* ...............        794,780
       10,600          Coventry Health Care, Inc.* ......        294,150
       10,500          Mid Atlantic Medical Services,
                       Inc.* ............................        361,410
       23,800          UnitedHealth Group Inc. ..........      2,092,020
       14,050          WellPoint Health Networks,
                       Inc.* ............................      1,021,154
                                                            ------------
                                                               5,010,490
                                                            ------------
                       Media Conglomerates (0.5%)
       15,400          AOL Time Warner Inc.* ............        179,564
        7,400          News Corporation Ltd. (The)
                       (ADR) (Australia) ................        196,470
       16,000          Viacom, Inc. (Class B)
                       (Non-Voting)* ....................        616,800
                                                            ------------
                                                                 992,834
                                                            ------------
                       Medical Distributors (0.1%)
        7,200          Henry Schein, Inc.* ..............        291,816
                                                            ------------
                       Medical Specialties (3.7%)
        5,000          Biosite Diagnostics Inc.* ........        178,755
       15,600          Boston Scientific Corp.* .........        631,020
       42,750          Medtronic, Inc. ..................      1,920,330
       17,450          St. Jude Medical, Inc.* ..........        760,297

                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2003 (UNAUDITED) continued

      NUMBER OF
       SHARES                                                   VALUE
--------------------                                         ------------
       12,300          STERIS Corp.* .....................   $    288,435
        5,300          Stryker Corp. .....................        319,272
       35,950          Varian Medical Systems, Inc.*.           1,878,747
       29,415          Zimmer Holdings, Inc.* ............      1,206,015
                                                             ------------
                                                                7,182,871
                                                             ------------
                       Medical/Nursing Services (0.4%)
       27,725          Lincare Holdings, Inc.* ...........        791,272
                                                             ------------
                       Miscellaneous Commercial
                       Services (0.7%)
       10,200          Fair, Isaac & Co., Inc. ...........        507,450
       11,300          FTI Consulting, Inc.* .............        464,995
        9,325          Iron Mountain Inc.* ...............        295,696
                                                             ------------
                                                                1,268,141
                                                             ------------
                       Miscellaneous Manufacturing (0.1%)
        1,900          Danaher Corp. .....................        116,679
                                                             ------------
                       Motor Vehicles (0.2%)
       10,700          Harley-Davidson, Inc. .............        447,046
                                                             ------------
                       Movies/Entertainment (0.5%)
       29,500          Fox Entertainment Group, Inc.
                       (Class A)* ........................        815,085
        4,075          Pixar, Inc.* ......................        224,084
                                                             ------------
                                                                1,039,169
                                                             ------------
                       Multi-Line Insurance (1.6%)
       45,450          American International Group,
                       Inc. ..............................      2,459,754
       18,000          Safeco Corp. ......................        645,300
                                                             ------------
                                                                3,105,054
                                                             ------------
                       Office Equipment/Supplies (0.1%)
        2,100          Avery Dennison Corp. ..............        125,139
                                                             ------------
                       Oil & Gas Production (1.5%)
        6,000          Anadarko Petroleum Corp. ..........        276,660
        7,700          Apache Corp. ......................        480,557
        7,000          Burlington Resources, Inc. ........        308,700
        3,400          Devon Energy Corp. ................        154,020
        6,050          Forest Oil Corp.* .................        145,200
       12,600          Ocean Energy, Inc. ................        235,998
       27,275          Pioneer Natural Resources
                       Co.* ..............................        662,237
       14,800          Pogo Producing Co. ................        525,400
                                                             ------------
                                                                2,788,772
                                                             ------------

      NUMBER OF
       SHARES                                                   VALUE
--------------------                                         ------------
                       Oilfield Services/Equipment (2.0%)
       50,000          Baker Hughes Inc. .................   $  1,513,000
       17,125          BJ Services Co.* ..................        523,511
        2,800          Schlumberger Ltd. .................        105,560
       34,025          Smith International, Inc.* ........      1,083,356
       18,400          Weatherford International
                       Ltd.* .............................        683,744
                                                             ------------
                                                                3,909,171
                                                             ------------
                       Other Consumer Services (2.5%)
       30,325          Apollo Group, Inc. (Class A)*......      1,348,250
       11,650          Block (H.&R.), Inc. ...............        441,419
       10,300          Career Education Corp.* ...........        483,070
        7,200          Corinthian Colleges, Inc.* ........        262,440
       20,800          ebay, Inc.* .......................      1,563,328
       15,095          Weight Watchers International,
                       Inc.* .............................        627,197
                                                             ------------
                                                                4,725,704
                                                             ------------
                       Other Metals/Minerals (0.2%)
       10,800          Inco Ltd. (Canada)* ...............        241,704
        6,458          Rio Tinto Ltd. (Australia) ........        118,262
                                                             ------------
                                                                  359,966
                                                             ------------
                       Packaged Software (6.7%)
       20,700          Adobe Systems, Inc. ...............        546,894
        8,400          Autodesk, Inc. ....................        125,496
       27,500          BMC Software, Inc.* ...............        484,825
        2,775          Hyperion Solutions Corp.* .........         76,945
       23,175          Intuit Inc.* ......................      1,022,018
       31,500          Mercury Interactive Corp.* ........      1,117,305
      121,250          Microsoft Corp. ...................      5,754,525
        7,600          Network Associates, Inc.* .........        116,052
       90,600          Oracle Corp.* .....................      1,089,918
        6,775          Quest Software, Inc.* .............         68,699
        3,400          SAP AG (ADR) (Germany) ............        316,994
       36,550          Symantec Corp.* ...................      1,706,154
       12,300          TIBCO Software, Inc.* .............         69,003
       22,775          VERITAS Software Corp.* ...........        415,689
                                                             ------------
                                                               12,910,517
                                                             ------------
                       Pharmaceuticals: Major (5.6%)
        7,800          Abbott Laboratories ...............        297,336
       37,000          Johnson & Johnson .................      1,983,570
        9,650          Lilly (Eli) & Co. .................        581,316
       31,100          Merck & Co., Inc. .................      1,722,629

                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2003 (UNAUDITED) continued

      NUMBER OF
       SHARES                                                    VALUE
--------------------                                          ------------
      149,025          Pfizer, Inc. .......................   $  4,524,399
       39,525          Wyeth ..............................      1,542,661
                                                              ------------
                                                                10,651,911
                                                              ------------
                       Pharmaceuticals: Other (1.0%)
       13,800          Forest Laboratories, Inc.* .........        714,150
       30,400          Teva Pharmaceutical
                       Industries Ltd. (ADR)
                       (Israel) ...........................      1,167,360
                                                              ------------
                                                                 1,881,510
                                                              ------------
                       Precious Metals (1.2%)
        7,800          Freeport-McMoRan Copper &
                       Gold, Inc. (Class B)* ..............        146,406
       10,800          Glamis Gold Ltd. (Canada)* .........        131,220
       11,100          Gold Fields Ltd. (ADR) (South
                       Africa) ............................        145,743
       31,800          Goldcorp Inc. (Canada) .............        387,960
       11,000          Meridian Gold Inc. (Canada)*........        179,740
       48,300          Newmont Mining Corp. ...............      1,398,285
                                                              ------------
                                                                 2,389,354
                                                              ------------
                       Property - Casualty Insurers (0.6%)
          100          Berkshire Hathaway, Inc.
                       (Class B)* .........................        222,400
        6,925          Everest Re Group, Ltd.
                       (Barbados) .........................        349,505
        8,200          RenaissanceRe Holdings Ltd.
                       (Bermuda) ..........................        322,014
        7,700          Travelers Property Casualty
                       Corp. (Class A) ....................        124,817
        1,600          XI Capital Ltd. (Class A)
                       (Bermuda) ..........................        120,096
                                                              ------------
                                                                 1,138,832
                                                              ------------
                       Publishing: Newspapers (0.3%)
        1,700          Knight-Ridder, Inc. ................        115,124
        2,500          New York Times Co. (The)
                       (Class A) ..........................        122,100
        7,900          Tribune Co. ........................        382,360
                                                              ------------
                                                                   619,584
                                                              ------------
                       Pulp & Paper (0.2%)
        9,300          International Paper Co. ............        332,010
                                                              ------------
                       Railroads (0.0%)
        3,600          Norfolk Southern Corp. .............         70,920
                                                              ------------

      NUMBER OF
       SHARES                                                    VALUE
--------------------                                          ------------
                       Recreational Products (1.5%)
       16,725          Electronic Arts Inc.* ..............   $    866,522
       11,700          International Game
                       Technology* ........................        922,779
       26,700          Mattel, Inc. .......................        534,000
       15,500          Take-Two Interactive Software,
                       Inc.* ..............................        328,445
        6,900          Winnebago Industries, Inc. .........        237,291
                                                              ------------
                                                                 2,889,037
                                                              ------------
                       Regional Banks (0.4%)
       10,600          Commerce Bancorp, Inc. .............        465,234
       14,400          U.S. Bancorp .......................        303,840
                                                              ------------
                                                                   769,074
                                                              ------------
                       Restaurants (1.5%)
        5,200          Applebee's International, Inc.......        135,200
        6,700          Brinker International, Inc.* .......        199,325
       14,975          CBRL Group, Inc. ...................        477,703
        3,800          Cheesecake Factory, Inc.
                       (The)* .............................        120,840
        6,475          Krispy Kreme Doughnuts,
                       Inc.* ..............................        196,905
       13,125          Outback Steakhouse, Inc.
                       (The) ..............................        428,531
       28,900          Starbucks Corp.* ...................        656,608
       10,550          Wendy's International, Inc. ........        286,433
       12,600          Yum! Brands, Inc.* .................        292,068
                                                              ------------
                                                                 2,793,613
                                                              ------------
                       Savings Banks (0.4%)
        5,200          Golden West Financial Corp. ........        382,356
       15,000          New York Community
                       Bancorp, Inc. ......................        442,800
                                                              ------------
                                                                   825,156
                                                              ------------
                       Semiconductors (2.8%)
       45,800          Agere Systems, Inc. (Class A)*......         81,066
       16,675          Altera Corp.* ......................        183,092
        7,200          Broadcom Corp. (Class A)* ..........         97,488
       10,950          Fairchild Semiconductor Corp.
                       (Class A)* .........................        119,793
       14,300          Genesis Microchip, Inc.* ...........        205,491
      108,350          Intel Corp. ........................      1,696,761
        3,800          Intergrated Circuit Systems,
                       Inc.* ..............................         79,800

                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2003 (UNAUDITED) continued

      NUMBER OF
       SHARES                                                  VALUE
--------------------                                        ------------
        4,200          Intersil Corp. (Class A)* ........   $     60,900
       26,650          Linear Technology Corp. ..........        696,365
        3,400          Marvell Technology Group Ltd.
                       (Bermuda)* .......................         62,118
        8,600          Maxim Integrated Products,
                       Inc. .............................        267,890
       21,225          Microchip Technology Inc. ........        468,860
        9,300          STMicroelectronics N.V.
                       (Netherlands) ....................        170,748
       54,800          Texas Instruments, Inc. ..........        871,320
       11,450          Xilinx, Inc.* ....................        226,596
                                                            ------------
                                                               5,288,288
                                                            ------------
                       Services to the Health
                       Industry (0.8%)
       10,400          Accredo Health, Inc.* ............        390,104
       13,625          Laboratory Corp. of America
                       Holdings* ........................        364,469
       13,700          Stericycle, Inc.* ................        464,293
       24,600          WebMD Corp.* .....................        231,732
                                                            ------------
                                                               1,450,598
                                                            ------------
                       Specialty Stores (2.2%)
        7,000          Advance Auto Parts, Inc.* ........        305,550
        9,100          AutoZone, Inc.* ..................        597,961
       65,750          Bed Bath & Beyond Inc.* ..........      2,204,598
       15,300          Claire's Stores, Inc. ............        358,326
        4,300          Michaels Stores, Inc.* ...........        145,125
       11,000          PETSMART, Inc.* ..................        165,000
       17,700          Staples, Inc.* ...................        303,909
        7,825          Williams-Sonoma, Inc.* ...........        185,218
                                                            ------------
                                                               4,265,687
                                                            ------------
                       Specialty Telecommunications (0.0%)
        9,150          Citizens Communications Co.*.              89,579
                                                            ------------
                       Telecommunication Equipment (1.4%)
        7,000          Adtran, Inc.* ....................        235,550
        2,350          Advanced Fibre
                       Communications, Inc.* ............         39,692
        9,350          CIENA Corp.* .....................         54,230
        7,775          Comverse Technology, Inc.* .......         74,018
       10,700          Inter-Tel, Inc. ..................        233,678
       43,400          QUALCOMM Inc.* ...................      1,634,444
       14,275          RF Micro Devices, Inc.* ..........         80,226
       16,575          Tellabs, Inc.* ...................        129,119


      NUMBER OF
       SHARES                                                  VALUE
--------------------                                        ------------
        5,400          UTStarcom, Inc.* .................   $    104,058
                                                            ------------
                                                               2,585,015
                                                            ------------
                       Trucking (0.1%)
        5,400          Hunt (J.B.) Tansport Services,
                       Inc.* ............................        149,202
                                                            ------------
                       Trucks/Construction/Farm
                       Machinery (0.4%)
       36,525          AGCO Corp.* ......................        653,798
        3,500          Deere & Co. ......................        147,700
                                                            ------------
                                                                 801,498
                                                            ------------
                       Wholesale Distributors (0.1%)
        7,100          Fisher Scientific International,
                       Inc.* ............................        205,190
                                                            ------------
                       Wireless Telecommunications (1.4%)
       90,500          AT&T Wireless Services Inc.*......        549,335
       91,525          Nextel Communications, Inc.
                       (Class A)* .......................      1,155,046
       12,000          Sprint Corp. (PCS Group)* ........         45,120
       45,000          Vodafone Group PLC (ADR)
                       (United Kingdom) .................        848,250
                                                            ------------
                                                               2,597,751
                                                            ------------
                       Total Common Stocks
                       (Cost $186,586,755)...............    182,374,818
                                                            ------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
                       Short-Term Investments (5.2%)
                       Repurchase Agreements
$       9,882          Joint repurchase agreement
                       account 1.33% due
                       02/03/03 (dated
                       01/31/03; proceeds
                       $9,883,095) (a)
                       (Cost $9,882,000).................       9,882,000
          175          The Bank of New York 1.19%
                       due 02/03/03 (dated
                       01/31/03; proceeds
                       $175,432) (b) (Cost
                       $175,415).........................         175,415
                                                                ---------
                       Total Short-Term Investments
                        (Cost $10,057,415)...............      10,057,415
                                                             ------------

                      See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2003 (UNAUDITED) continued

                                                               VALUE
-------------------------------------------------------------------------
Total Investments
(Cost $196,644,170) (c)....................     100.5%       $192,432,233
Liabilities in Excess of Other
Assets ....................................      (0.5)         (1,001,835)
                                                ------       ------------
Net Assets ................................     100.0%       $191,430,398
                                                ======       ============

---------------------------
ADR  American Depository Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) Collateralized by $178,923 U.S. Treasury Bill 0.00% due 06/19/03 valued at $178,923.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,804,006 and the aggregate gross unrealized depreciation is $10,015,943, resulting in net unrealized depreciation of $4,211,937.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2003:

                           DESCRIPTION,       UNDERLYING
NUMBER OF      LONG/     DELIVERY MONTH,     FACE AMOUNT      UNREALIZED
CONTRACTS      SHORT         AND YEAR          AT VALUE      DEPRECIATION
-----------   -------   -----------------   -------------   -------------
      2        Short    Nasdaq 100 Index
                           March/2003       $  204,200      $  (7,300)
    115        Short     Nasdaq 100 Mini
                              Index
                           March/2003       $2,388,797       (124,447)
      5        Short      S&P 500 Index
                           March/2003       $1,079,031        (10,656)
     10        Short      S&P 500 Mini
                              Index
                           March/2003       $  435,998         (8,648)
                                                            ---------
 Total unrealized depreciation ........                     $(151,051)
                                                            =========

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT JANUARY 31, 2003:

  CONTRACT TO          IN          DELIVERY      UNREALIZED
    DELIVER       EXCHANGE FOR       DATE       DEPRECIATION
--------------   --------------   ----------   -------------
 EUR 213,652     $228,950         02/05/03     $(1,068)

Currency Abbreviation:
----------------------
EUR   Euro.


                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $196,644,170)............................   $192,432,233
Receivable for:
     Investments sold ...........................      4,619,259
     Dividends ..................................        100,885
     Shares of beneficial interest sold .........         57,406
Prepaid expenses and other assets ...............        236,038
                                                    ------------
   Total Assets .................................    197,445,821
                                                    ------------
Liabilities:
Payable for:
     Investments purchased ......................      5,248,414
     Shares of beneficial interest
        redeemed ................................        230,877
     Distribution fee ...........................        157,109
     Investment management fee ..................        128,800
     Variation margin on futures
        contracts ...............................         36,170
Accrued expenses and other payables .............        214,053
                                                    ------------
   Total Liabilities ............................      6,015,423
                                                    ------------
   Net Assets ...................................   $191,430,398
                                                    ============
Composition of Net Assets:
Paid-in-capital .................................   $396,569,853
Net unrealized depreciation .....................     (4,061,201)
Accumulated net investment loss .................     (1,554,571)
Accumulated net realized loss ...................   (199,523,683)
                                                    ------------
   Net Assets ...................................   $191,430,398
                                                    ============
Class A Shares:
Net Assets ......................................   $ 14,170,005
Shares Outstanding (unlimited
  authorized, $.01 par value)....................      2,550,528
   Net Asset Value Per Share ....................   $       5.56
                                                    ============
     Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
        asset value) ............................   $       5.87
                                                    ============
Class B Shares:
Net Assets ......................................   $148,061,358
Shares Outstanding (unlimited
  authorized, $.01 par value)....................     27,042,568
   Net Asset Value Per Share ....................   $       5.48
                                                    ============
Class C Shares:
Net Assets ......................................   $ 23,985,950
Shares Outstanding (unlimited
  authorized, $.01 par value)....................      4,380,883
   Net Asset Value Per Share ....................   $       5.48
                                                    ============
Class D Shares:
Net Assets ......................................   $  5,213,085
Shares Outstanding (unlimited
  authorized, $.01 par value)....................        933,893
   Net Asset Value Per Share ....................   $       5.58
                                                    ============

Statement of Operations
For the six months ended January 31, 2003 (unaudited)

Net Investment Loss:
Income
Dividends (net of $2,931 foreign
  withholding tax) ..............................   $    823,048
Interest ........................................        110,843
                                                    ------------
   Total Income .................................        933,891
                                                    ------------
Expenses
Distribution fee (Class A shares) ...............         21,781
Distribution fee (Class B shares) ...............        860,489
Distribution fee (Class C shares) ...............        137,034
Investment management fee .......................        836,879
Transfer agent fees and expenses ................        422,319
Custodian fees ..................................         75,341
Shareholder reports and notices .................         60,213
Professional fees ...............................         31,780
Registration fees ...............................         30,904
Trustees' fees and expenses .....................          6,050
Other ...........................................          6,328
                                                    ------------
   Total Expenses ...............................      2,489,118
                                                    ------------
   Net Investment Loss ..........................     (1,555,227)
                                                    ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
     Investments ................................    (38,031,532)
     Futures contracts ..........................      1,064,936
                                                    ------------
   Net Realized Loss ............................    (36,966,596)
                                                    ------------
Net change in unrealized
appreciation/depreciation on:
     Investments ................................     19,514,507
     Futures contracts ..........................        150,588
                                                    ------------
   Net Appreciation .............................     19,665,095
                                                    ------------
   Net Loss .....................................    (17,301,501)
                                                    ------------
Net Decrease ....................................   $(18,856,728)
                                                    ============


                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
Financial Statements continued

Statement of Changes in Net Assets

                                                                                      FOR THE SIX      FOR THE YEAR
                                                                                     MONTHS ENDED          ENDED
                                                                                   JANUARY 31, 2003    JULY 31, 2002
                                                                                  ------------------ ----------------
                                                                                      (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .............................................................   $  (1,555,227)    $   (5,059,979)
Net realized loss ...............................................................     (36,966,596)      (102,807,265)
Net change in unrealized appreciation ...........................................      19,665,095        (12,138,549)
                                                                                    -------------     --------------
  Net Decrease ..................................................................     (18,856,728)      (120,005,793)
Net decrease from transactions in shares of beneficial interest .................     (39,185,867)       (75,623,311)
                                                                                    -------------     --------------
  Net Decrease ..................................................................     (58,042,595)      (195,629,104)
Net Assets:
Beginning of period .............................................................     249,472,993        445,102,097
                                                                                    -------------     --------------
End of Period
(Including an accumulated net investment loss of $1,554,571 and undistributed net
investment income of $656, respectively).........................................   $ 191,430,398     $  249,472,993
                                                                                    =============     ==============


                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley All Star Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of companies that are believed to offer the potential for superior growth. The Fund was organized as a Massachusetts business trust on October 5, 2000 and commenced operations on February 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Van Kampen Asset Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the

Morgan Stanley All Star Growth Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED) continued

identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts - A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Foreign Currency Translation and Forward Foreign Currency Contracts - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley All Star Growth Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED) continued

G. Federal Income Tax Policy - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation, calculated by applying the annual rate of 0.60% to the portion of the Fund's average daily net assets managed by the Sub-Advisor.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

Morgan Stanley All Star Growth Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $21,336,682 at January 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $528,352 and $2,111, respectively and received $7,702 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2003 aggregated $226,681,375 and $270,471,618, respectively. Included in the aforementioned transactions are purchases and sales of $185,274 and $120,359, respectively, including a realized loss of $16,261 for portfolio transactions with other Morgan Stanley Funds.

For the six months ended January 31, 2003 the fund incurred brokerage commissions of $22,349 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

Morgan Stanley All Star Growth Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                               FOR THE SIX                          FOR THE YEAR
                                              MONTHS ENDED                             ENDED
                                            JANUARY 31, 2003                       JULY 31, 2002
                                   -----------------------------------   ----------------------------------
                                               (unaudited)
                                        SHARES             AMOUNT             SHARES            AMOUNT
                                   ---------------   -----------------   ---------------   ----------------
CLASS A SHARES
Sold ...........................         115,022       $     670,613           689,884      $   5,238,133
Redeemed .......................        (858,973)         (4,971,122)       (1,649,342)       (12,103,465)
                                      ----------       -------------        ----------      -------------
Net decrease - Class A .........        (743,951)         (4,300,509)         (959,458)        (6,865,332)
                                      ----------       -------------        ----------      -------------
CLASS B SHARES
Sold ...........................         828,175           4,801,610         5,629,974         42,663,763
Redeemed .......................      (5,899,994)        (34,027,481)      (12,678,341)       (91,654,404)
                                      ----------       -------------       -----------      -------------
Net decrease - Class B .........      (5,071,819)        (29,225,871)       (7,048,367)       (48,990,641)
                                      ----------       -------------       -----------      -------------
CLASS C SHARES
Sold ...........................         125,867             731,177           832,084          6,264,431
Redeemed .......................        (819,645)         (4,729,183)       (2,257,359)       (16,439,877)
                                      ----------       -------------       -----------      -------------
Net decrease - Class C .........        (693,778)         (3,998,006)       (1,425,275)       (10,175,446)
                                      ----------       -------------       -----------      -------------
CLASS D SHARES
Sold ...........................          16,196              96,645           204,558          1,533,822
Redeemed .......................        (299,051)         (1,758,126)       (1,484,051)       (11,125,714)
                                      ----------       -------------       -----------      -------------
Net decrease - Class D .........        (282,855)         (1,661,481)       (1,279,493)        (9,591,892)
                                      ----------       -------------       -----------      -------------
Net decrease in Fund ...........      (6,792,403)      $ (39,185,867)      (10,712,593)     $ (75,623,311)
                                      ==========       =============       ===========      =============

6. Federal Income Tax Status

As of July 31, 2002, the Fund had a net capital loss carryover of approximately $94,809,000 which will be available through July 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $47,833,000 during the fiscal 2002.

As of July 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley All Star Growth Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED) continued

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2003, the Fund had outstanding forward contracts and outstanding futures contracts.

Morgan Stanley All Star Growth Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                              FOR THE PERIOD
                                                        FOR THE SIX        FOR THE YEAR     FEBRUARY 26, 2001*
                                                       MONTHS ENDED           ENDED              THROUGH
                                                     JANUARY 31, 2003     JULY 31, 2002       JULY 31, 2001
                                                    ------------------   ---------------   -------------------
                                                      (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ............       $6.04               $8.52               $10.00
                                                        -----               -----               ------
Loss from investment operations:
 Net investment loss[+/+] .......................       (0.02)              (0.05)               (0.02)
 Net realized and unrealized loss ...............       (0.46)              (2.43)               (1.46)
                                                        -----               -----               ------
Total loss from investment operations ...........       (0.48)              (2.48)               (1.48)
                                                        -----               -----               ------
Net asset value, end of period ..................       $5.56               $6.04               $ 8.52
                                                        =====               =====               ======
Total Return+ ...................................       (7.95)%(1)         (29.11)%             (14.80)%(1)
Ratios to Average Net Assets(3):
Expenses ........................................        1.57%(2)            1.38%                1.37%(2)
Net investment loss .............................       (0.73)%(2)          (0.73)%              (0.44)%(2)
Supplemental Data:
Net assets, end of period, in thousands .........     $14,170             $19,898              $36,225
Portfolio turnover rate .........................         109%(1)             242%                 106%(1)

------------
*     Commencement of operations.

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
FINANCIAL HIGHLIGHTS continued

                                                                                              FOR THE PERIOD
                                                        FOR THE SIX        FOR THE YEAR     FEBRUARY 26, 2001*
                                                       MONTHS ENDED           ENDED              THROUGH
                                                     JANUARY 31, 2003     JULY 31, 2002       JULY 31, 2001
                                                    ------------------   ---------------   -------------------
                                                       (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ............        $5.97               $8.49               $10.00
                                                         -----               -----               ------
Loss from investment operations:
 Net investment loss[+/+] .......................        (0.04)              (0.11)               (0.05)
 Net realized and unrealized loss ...............        (0.45)              (2.41)               (1.46)
                                                         -----               ------              ------
Total loss from investment operations ...........        (0.49)              (2.52)               (1.51)
                                                         -----               ------              ------
Net asset value, end of period ..................        $5.48               $5.97               $ 8.49
                                                         =====               =====               ======
Total Return+ ...................................        (8.21)%(1)         (29.68)%             (15.10)%(1)
Ratios to Average Net Assets(3):
Expenses ........................................         2.32%(2)            2.13 %               2.12%(2)
Net investment loss .............................        (1.48)%(2)          (1.48)%              (1.19)%(2)
Supplemental Data:
Net assets, end of period, in thousands .........     $148,061            $191,879             $332,425
Portfolio turnover rate .........................          109%(1)             242%                 106%(1)

------------
*     Commencement of operations.

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
FINANCIAL HIGHLIGHTS continued

                                                                                              FOR THE PERIOD
                                                        FOR THE SIX        FOR THE YEAR     FEBRUARY 26, 2001*
                                                       MONTHS ENDED           ENDED              THROUGH
                                                     JANUARY 31, 2003     JULY 31, 2002       JULY 31, 2001
                                                    ------------------   ---------------   -------------------
                                                      (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ............       $5.97                $8.49                $10.00
                                                        -----                -----                ------
Loss from investment operations:
 Net investment loss[+/+] .......................       (0.04)               (0.11)                (0.05)
 Net realized and unrealized loss ...............       (0.45)               (2.41)                (1.46)
                                                        -----                -----                ------
Total loss from investment operations ...........       (0.49)               (2.52)                (1.51)
                                                        -----                -----                ------
Net asset value, end of period ..................       $5.48                $5.97                $ 8.49
                                                        =====                =====                ======
Total Return+ ...................................       (8.21)%(1)          (29.68)%              (15.10)%(1)
Ratios to Average Net Assets(3):
Expenses ........................................        2.32%(2)             2.13 %                2.12%(2)
Net investment loss .............................       (1.48)%(2)           (1.48)%               (1.19)%(2)
Supplemental Data:
Net assets, end of period, in thousands .........     $23,986              $30,321               $55,173
Portfolio turnover rate .........................         109%(1)              242%                  106%(1)

------------
*     Commencement of operations.

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
FINANCIAL HIGHLIGHTS continued

                                                                                              FOR THE PERIOD
                                                        FOR THE SIX        FOR THE YEAR     FEBRUARY 26, 2001*
                                                       MONTHS ENDED           ENDED              THROUGH
                                                    JANUARY 31, 2003     JULY 31, 2002        JULY 31, 2001
                                                    ------------------   ---------------   -------------------
                                                      (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ............       $6.06                $8.52                $10.00
                                                        -----                -----                ------
Loss from investment operations:
 Net investment loss[+/+] .......................       (0.01)               (0.04)                (0.01)
 Net realized and unrealized loss ...............       (0.47)               (2.42)                (1.47)
                                                        -----                -----                ------
Total loss from investment operations ...........       (0.48)               (2.46)                (1.48)
                                                        -----                -----                ------
Net asset value, end of period ..................       $5.58                $6.06                $ 8.52
                                                        =====                =====                ======
Total Return+ ...................................       (7.92)%(1)          (28.87)%              (14.80)%(1)
Ratios to Average Net Assets(3):
Expenses ........................................        1.32%(2)             1.13%                 1.12%(2)
Net investment loss .............................       (0.48)%(2)           (0.48)%               (0.19)%(2)
Supplemental Data:
Net assets, end of period, in thousands .........      $5,213               $7,375               $21,280
Portfolio turnover rate .........................        109%(1)               242%                  106%(1)

------------
*     Commencement of operations.

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
James F. Higgins
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

3987ZRPT-10166C03-AP-2/03

[MORGAN STANLEY LOGO]

[GRAPHIC OMITTED]

MORGAN STANLEY
ALL STAR GROWTH FUND


Semiannual Report
January 31, 2003